UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22860

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
25 DeForest Avenue
Summit, NJ  07901
908-273-6321

Matthew Stadtmauer, Chief Executive Officer
Pine Grove Alternative Fund
25 DeForest Avenue
Summit, NJ  07901

Date of fiscal year end: March 31

Date of reporting period: April 1, 2014 – June 30, 2014

Item 1.  Schedule of Investments.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
AS OF JUNE 30, 2014

				Fair Value	Redemptions
Portfolio Holdings	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Convertible Arbitrage
Aristeia International, Ltd.	3,200	$ 3,492,245	$ 3,611,311	5.3%	Quarterly	60
Basso Investors, Ltd.	1,604	3,040,704	3,169,388	4.7	Quarterly	60
Whitebox Concentrated Convertible Arbitrage Fund, Ltd.	2,866	3,536,614	3,783,297	5.6	Quarterly	60
		10,069,563	10,563,996	15.6
Distressed – Corporate
Contrarian Capital Senior Secured Offshore Fund, Ltd.	11,806	3,401,129	3,519,103	5.2	Quarterly	90
Halcyon Senior Loan Fund II Offshore, Ltd.	1,378	1,423,728	1,476,876	2.2	Quarterly	90
Serengeti Segregated Portfolio Company, Ltd.	590	598,858	675,371	1.0	Annually	85
Silver Point C&I Opportunity Fund II, Ltd.	76	76,533	79,945	0.1	Other*
Silver Point Capital Offshore Fund, Ltd.	216	2,171,374	2,298,462	3.4	Annually	90
Sound Point Beacon Offshore Fund, Ltd.	833	893,011	1,022,779	1.5	Semi-Annually	90
		8,564,633	9,072,536	13.4
Distressed - Structured Products
Candlewood Structured Credit Harvest Fund, Ltd.	231	2,807,778	3,016,353	4.5	Quarterly	90
DoubleLine Opportunistic Income Fund, Ltd.	2,464	2,956,043	3,207,782	4.7	Monthly	45
Halcyon Offshore Asset-Backed Value Fund Ltd.	1,677	2,522,325	2,628,428	3.9	Quarterly	90
Libremax Offshore Fund, Ltd.	2,837	3,524,452	3,729,624	5.5	Quarterly	90
Metacapital Mortgage Value Fund, Ltd.	2,608	2,912,067	3,086,516	4.6	Quarterly	60
Tilden Park Offshore Investment Fund, Ltd.	2,304	2,855,721	3,054,477	4.5	Quarterly	90
Tourmalet Matawin Offshore Fund, LP	74,088	73,022	71,406	0.1	Other*
		17,651,408	18,794,586	27.8
Hedged Credit
Anchorage Capital Partners Offshore, Ltd.	3,020	3,036,302	3,276,143	4.9	Annually	90
Fir Tree Capital Opportunity Fund II, Ltd.	299	2,984,866	3,090,876	4.6	Quarterly/ Annually	60
King Street Capital, Ltd.	14,472	2,232,510	2,372,762	3.5	Quarterly	65
Luxor Capital Partners Offshore, Ltd.	2,691	2,942,887	2,905,495	4.3	Quarterly	90
Saba Capital Offshore Fund, Ltd.	1,632	1,655,843	1,581,743	2.3	Quarterly	65
Southpaw Credit Opportunity Fund (FTE), Ltd.	17,122	2,311,786	2,404,703	3.6	Quarterly	60
Whitebox Credit Arbitrage Fund, Ltd.	2,401	2,843,269	3,041,729	4.5	Quarterly	60
Wingspan Overseas Fund, Ltd.	1,650	1,650,000	1,679,215	2.5	Quarterly	90
		19,657,463	20,352,666	30.2
Long/Short Equity
Dirigo, Ltd.	20,362	2,371,081	2,408,305	3.6	Quarterly	45
Rosemont Offshore Fund, Ltd.	2,203	2,936,687	2,942,545	4.3	Quarterly	60
		5,307,768	5,350,850	7.9
Other
Halcyon Structured Opportunities Offshore Fund, Ltd.	14	5,683	6,056	-	Other*
Harbringer Class L Holdings (Cayman), Ltd.	1	4,018	4,209	-	Other*

See Accompanying Notes to Schedule of Investments.               1

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
AS OF JUNE 30, 2014

				Fair Value	Redemptions
Portfolio Holdings	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Other (continued)
Harbringer Class PE Holdings (Cayman), Ltd.	107	$ 40,108	$ 38,939	0.1%	Other*
Longacre International II, Ltd.	1	1,509	1,509	-	Other*
Marathon Overseas Liquidating Fund	215	705	182	-	Other*
		52,023	50,895	0.1

Total Private Investment Funds		$61,302,858	$64,185,529	95.0%
Other Assets & Liabilities, Net			3,346,586	5.0%
Net Assets			$67,532,115	100.0%

*	The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.

See Accompanying Notes to Schedule of Investments.                   2

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

Note 1. Organization

Pine Grove Alternative Institutional Fund (the “Master Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013.  The Master Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share.  Pine Grove Alternative Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund.  As of June 30, 2014, the Feeder Fund represented 4.6% of the Master Fund’s net assets. The Master Fund’s investment objective is to seek long-term capital appreciation.  On October 9, 2013, the Fund was initially seeded through the sale of 100 shares for $100,000.  The Master Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the “Partnership”), in exchange for Master Fund shares in the amount of $44,760,197.

The investment adviser of the Master and the Feeder Fund is Pine Grove Asset Management LLC (the “Investment Adviser), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Master and the Feeder Fund supervises the conduct of the Master Fund’s and Feeder Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Master Fund’s and Feeder Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

Note 2. Fair Value Hierarchy

The Master Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Master Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — Inputs are quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, and inputs other than quoted prices that are observable (such as models or other valuation methodologies). The Master Fund’s investments in Private Investment Funds which are generally included in this category include investments in Private Investment Funds where the Master Fund has the ability to withdraw at the net asset value per share (or its equivalent) at June 30, 2014 or within three months thereafter, under normal market conditions, and there are no other potential liquidity restrictions, such as redemption gates or suspensions.

Level 3 – Inputs are unobservable for the asset and include situations where there is little, if any, market activity for the asset as of the measurement date.  Investments in Private Investment Funds that are currently subject to liquidity restrictions that will not be lifted within three months of the measurement date will be considered level 3.

	Level 1	Level 2	Level 3	Total
Private Investment Funds
Convertible Arbitrage (a)	$-	$8,672,348	$1,891,648	$10,563,996
Distressed – Corporate (b)	-	3,234,661	5,837,875	9,072,536
Distressed - Structured Products (c)	-	7,759,919	11,034,667	18,794,586
Hedged Credit (d)	-	3,843,346	16,509,320	20,352,666
Long/Short Equity (e)	-	5,350,850	-	5,350,850
Other (f)	-	-	50,895	50,895
Total	$-	$28,861,124	$35,324,405	$64,185,529

3

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

(a)
Convertible Arbitrage: Convertible Arbitrage is a strategy that entails purchasing convertible securities (convertible bonds or preferred stock) and hedging the equity risk by shorting the underlying common stock. Some managers attempt to hedge other risks associated with Convertible Arbitrage, such as interest rate risk and credit risk. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions.

(b)
Distressed – Corporate: Distressed Corporate managers typically invest in the senior, secured, and/or liquidating debt of companies in financial distress and/or those entering or exiting bankruptcy. These investments can result in substantial or total loss due to business and financial risks but this is often mitigated by collateral coverage. Distressed investing is often associated with relative illiquidity, reduced transparency, and valuation involving significant management judgment.

(c)
Distressed – Structured Products: Distressed Structured Products managers buy pools of assets that have been securitized (bonds backed by the cashflows from these assets). Often this includes pools of mortgages that are not guaranteed by the government. It may also include pools of leveraged loans, commercial real estate, student loans and other kinds of assets. Usually the pools were once rated investment grade but the assets turned out to be of worse quality than the first investors originally thought they would be. Some managers may also buy agency derivatives. One of the main risks in this strategy is the possibility of losses in the portfolio of long positions if the manager assumptions regarding prepayments, defaults, recovery, etc. prove to be too aggressive. Also, agency derivatives in particular are very sensitive to borrower prepayment rates as well as the level of short term interest rates.

(d)
Hedged Credit: Hedged Credit managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy Structured Products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

(e)
Long/Short Equity: Long/Short Equity managers attempt to buy undervalued equities and short overvalued equities. Managers selected for investment by the Investment Manager typically attempt to be either market neutral or have low net exposure to the equity markets. In this way, the manager is not relying on the market going up or down to make money. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions. Short selling creates additional risk of limited upside and unlimited downside.

(f)
Other: Other represents investments in private investment funds for which the Master Fund expects to receive the redemption proceeds upon sale of the underlying investments. The Master Fund has redeemed from these private investment funds and has received a majority of the redemption proceeds. The current portfolio of underlying investments held by such private investment companies is illiquid in nature and is not necessarily indicative of the active investment strategies of such private investment funds.

4

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Private Investment Funds
	Convertible Arbitrage	Distressed - Corporate	Distressed - Structured Products	Hedged Credit	Other
Balance as of 03/31/14	$1,639,429	$5,524,710	$7,908,797	$10,141,397	$68,081
Purchases	200,000	407,156	2,825,000	2,771,064	-
Sales	-	(295,070)	(4,116)	(584)	(15,977)
Net Realized Gain/Loss	-	21,736	(1,446)	136	(407)
Transfers into Level 3	-	104	-	2,743,077	-
Transfers out of Level 3	-	-	-	(3,553)	-
Change in Unrealized Appreciation/ Depreciation1	52,219	179,239	306,432	857,783	(802)
Balance as of 06/30/14	$1,891,648	$5,837,875	$11,034,667	$16,509,320	$50,895

1	The change in unrealized appreciation/(depreciation) also represents the change in unrealized appreciation/(depreciation) for investments still held at June 30, 2014.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2014. Transfers in and transfers out are generally due to the change in liquidity terms of Private Investment Funds and are recognized as of the end of the reporting period.

Strategy	Fair Value2	Liquidation and Underlying Fund Side Pocket Investment3 (A)	Redemptions in Restriction Period4 (B)	Range of Redemption Restriction Period. (Months)	Total (A)+(B)
Convertible Arbitrage	$1,891,648	$-	$1,891,648	N/A	$1,891,648
Distressed – Corporate	5,837,875	98,926	5,738,949	6 – 20	5,837,875
Distressed - Structured Products	11,034,667	71,406	10,963,261	6 – 13	11,034,667
Hedged Credit	16,509,320	-	16,509,320	6 – 11	16,509,320
Other	50,895	50,895	-	N/A	50,895
Total	$35,324,405	$221,227	$35,103,178		$35,324,405

2	No unfunded commitments as of June 30, 2014.

3
Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.

4
Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed.  The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

5

Item 2.  Controls and Procedures.
(a) The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND

By:           /s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date:       August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date:      August 27, 2014

By:          /s/ Michael J. McKeen
Michael J. McKeen, Chief Financial Officer

Date:      August 27, 2014